Employee Stock Plan (Deferred Compensation Arrangements) (Narrative) (Details) shares in Thousands	12 Months Ended
	Feb. 01, 2015 years_old shares	Feb. 02, 2014 shares	Feb. 03, 2013 shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Shares Issued | shares	206	223	313
Deferred Compensation, Share-based Payments [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Age at Which Award becomes Non-Forfeitable	60
Award Requisite Service Period	5 years